Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Current Assets:
Cash	$ 8,766	$ 6,368		$ 1,136
Restricted cash	1,981	2,999		685
Accounts receivable, net (allowance for expected credit losses $611 and $0 as of September 30, 2024 and December 31, 2023)	2,045	2,948		320
Notes receivable	33	446		219
Prepaid expenses and other current assets	5,662	1,416		1,107
Equipment held for sale	28	107		295
Total Current Assets	18,515	14,284		3,762
Restricted cash, noncurrent	1,460	1,000
Other assets	8,718	2,954		1,150
Deposits and credits on equipment	5,019	1,028		1,175
Property, plant and equipment, net	43,471	44,572		42,209
Intangible assets, net	19,986	27,007		36,432
Operating lease right-of-use assets	180	431		233
Total Assets	97,349	91,276		84,961
Current Liabilities:
Accounts payable	3,388	2,099		3,548
Accrued liabilities	7,666	4,906		2,721
Line of credit				350
Convertible notes payable	3,370	8,474		11,737
Current portion of debt	14,529	10,864		10,546
Income tax payable	65	24
Deferred revenue				453
Customer deposits-current	2,291	1,588
Operating lease liability	26	220		161
Total Current Liabilities	31,335	28,175		29,516
Other liabilities	191	499		203
Customer deposits- long-term		1,248
Long-term debt	8,100
Operating lease liability	155	216		84
Deferred tax liability, net	5,973	7,779		8,886
Total Liabilities	45,754	37,917		38,689
Commitments and Contingencies (Note 9)
Stockholders’ Equity:
Common stock, par value $0.001 per share, authorized 75,000,000; 7,690,219 shares issued and 7,649,478 shares outstanding as of September 30, 2024 and 2,546,361 shares issued and 2,505,620 shares outstanding as of December 31, 2023	8	3	[1]	1	[1]
Additional paid-in capital	308,947	291,276		277,429
Accumulated deficit	(274,287)	(250,970)		(221,769)
Common stock in treasury, at cost, 40,741 shares at September 30, 2024 and December 31, 2023	(13,798)	(13,798)	[1]	(13,798)	[1]
Total Soluna Holdings, Inc. Stockholders’ Equity	20,875	26,514		41,866
Non-Controlling Interest	30,720	26,845		4,406
Total Stockholders’ Equity	51,595	53,359		46,272
Total Liabilities and Stockholders’ Equity	97,349	91,276		84,961
Series A Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value	5	3		3
Series B Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.